Taxes (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Current:
Hong Kong	$891,644	$590,885	$76,054
Total current	891,644	590,885	76,054

Deferred:
Hong Kong	19,772	(12,788)	(1,646)
Total deferred	19,772	(12,788)	(1,646)
Total provision for income taxes	$911,416	$578,097	$74,408

The income tax provision consisted of the following components:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Current:
Hong Kong	$879,171	$1,414,234	$180,712
Total current	879,171	1,414,234	180,712

Deferred:
Hong Kong	(17,326)	65,745	8,401
Total deferred	(17,326)	65,745	8,401
Total provision for income taxes	$861,845	$1,479,979	$189,113

Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the six months ended September 30
	2023	2024
	HKD	HKD	US$
	(Unaudited)	(Unaudited)
Income before income tax	$3,661,318	$3,000,646	$386,217
Hong Kong income tax rate	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	604,118	495,107	63,726
Preferential rate	(165,000)	(165,000)	(21,237)
Reconciling items:
Effect of income tax rate difference in other jurisdictions	75,721	179,002	23,039
Non-taxable items in Hong Kong	(12,543)	(9,769)	(1,257)
Non-deductible items in Hong Kong	119,610	80,257	10,330
Previous years’ unrecognized tax effects	292,510	-	-
Tax credit	(3,000)	(1,500)	(193)
Total income tax expense	$911,416	$578,097	$74,408
Effective tax rate	24.89%	19.3%	19.3%

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended March 31,
	2023	2024
	HKD	HKD	US$
Income before income tax	$6,889,496	$6,742,758	$861,594
Hong Kong income tax rate	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,141,247	1,112,555	142,163
Preferential rate	(165,000)	(165,000)	(21,084)
Impact of foreign rate differential	-	65,702	8,396
Non-taxable items in Hong Kong	(40,216)	(24,415)	(3,120)
Non-deductible items in Hong Kong	305,519	201,627	25,764
Prior years’ adjustments	(374,705)	292,510	37,377
Tax credit	(5,000)	(3,000)	(383)
Total income tax expense	$861,845	$1,479,979	$189,113
Effective tax rate	12.5%	21.9%	21.9%

Schedule of Deferred Tax

Significant components of deferred tax were as follows:

	March 31	September 30
	2024	2024
	HKD	HKD	US$
		(Unaudited)
Deferred tax assets:
Provisions for credit losses	$157	$13,380	$1,722
Depreciation	15,896	15,461	1,990
Total deferred tax assets	16,053	28,841	3,712

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax assets, net	$16,053	$28,841	$3,712

Significant components of deferred tax were as follows:

	As of March 31,
	2023	2024
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$64,989	$157	$20
Depreciation	16,809	15,896	2,031
Total deferred tax assets	81,798	16,053	2,051

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax (liabilities) assets, net	$81,798	$16,053	$2,051